Variable Interest Entities (Assets and Liabilities of Consolidated Variable Interest Entities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Variable Interest Entity [Line Items]
Total assets		¥ 300,570,312	¥ 297,185,019	¥ 292,557,355
Consolidated assets, Cash and due from banks		32,648,387	25,682,741
Consolidated assets, Interest-earning deposits in other banks		43,209,662	38,327,029
Consolidated assets, Trading account assets		35,186,689	41,320,049
Consolidated assets, Investment securities		43,654,249	43,233,581
Consolidated assets, Loans		116,271,771	117,032,784
Total liabilities		284,924,497	282,420,311
Consolidated liabilities, Deposits		195,674,593	190,401,623
Consolidated liabilities, Other short-term borrowings		6,881,124	7,969,521
Consolidated liabilities, Long-term debt		27,069,556	26,131,527
Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets		19,190,993	15,173,861
Consolidated assets, Cash and due from banks		130	186
Consolidated assets, Interest-earning deposits in other banks		23,161	12,048
Consolidated assets, Trading account assets		477,583	539,809
Consolidated assets, Investment securities		1,952,683	1,637,587
Consolidated assets, Loans		16,550,107	12,713,190
Consolidated assets, All other assets		187,329	271,041
Total liabilities		623,439	619,462
Consolidated liabilities, Deposits
Consolidated liabilities, Other short-term borrowings		28,451	22,044
Consolidated liabilities, Long-term debt		510,948	547,971
Consolidated liabilities, All other liabilities		84,040	49,447
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member]
Variable Interest Entity [Line Items]
Total assets		26,414,149	21,963,022
Consolidated assets, Cash and due from banks		53,584	49,038
Consolidated assets, Interest-earning deposits in other banks		82,311	84,554
Consolidated assets, Trading account assets		481,387	556,723
Consolidated assets, Investment securities		2,041,441	1,706,673
Consolidated assets, Loans		23,546,424	19,276,160
Consolidated assets, All other assets		209,002	289,874
Total liabilities		25,716,760	21,149,739
Consolidated liabilities, Deposits		7,103,738	6,676,198
Consolidated liabilities, Other short-term borrowings		5,220,328	5,477,471
Consolidated liabilities, Long-term debt		12,760,168	8,317,087
Consolidated liabilities, All other liabilities		632,526	678,983
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Asset-backed Conduits [Member]
Variable Interest Entity [Line Items]
Total assets		7,390,029	7,332,485
Consolidated assets, Cash and due from banks		52,703	48,688
Consolidated assets, Interest-earning deposits in other banks		44,902	34,690
Consolidated assets, Trading account assets		2,273	23,423
Consolidated assets, Investment securities		1,777,017	1,485,377
Consolidated assets, Loans		5,502,892	5,733,202
Consolidated assets, All other assets		10,242	7,105
Total liabilities		7,409,190	7,357,874
Consolidated liabilities, Other short-term borrowings		5,176,663	5,397,811
Consolidated liabilities, Long-term debt		1,708,354	1,379,498
Consolidated liabilities, All other liabilities		524,173	580,565
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Investment Funds [Member]
Variable Interest Entity [Line Items]
Total assets		598,662	712,694
Consolidated assets, Interest-earning deposits in other banks		10,300	9,020
Consolidated assets, Trading account assets		461,036	511,924
Consolidated assets, Investment securities		19,895	15,611
Consolidated assets, All other assets		107,431	176,139
Total liabilities		11,735	2,882
Consolidated liabilities, All other liabilities		11,735	2,882
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Special Purpose Entities Created for Structured Financing [Member]
Variable Interest Entity [Line Items]
Total assets		198,484	226,380
Consolidated assets, Interest-earning deposits in other banks		2,332	2,310
Consolidated assets, Loans		149,194	172,008
Consolidated assets, All other assets		46,958	52,062
Total liabilities		115,353	135,667
Consolidated liabilities, Other short-term borrowings		587	573
Consolidated liabilities, Long-term debt		112,054	128,804
Consolidated liabilities, All other liabilities		2,712	6,290
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Total assets		152,781	77,211
Consolidated assets, Cash and due from banks		520
Consolidated assets, Trading account assets		17,376	20,783
Consolidated assets, Investment securities		92,210	56,428
Consolidated assets, Loans		42,632
Consolidated assets, All other assets		43
Total liabilities		148,928	76,713
Consolidated liabilities, Other short-term borrowings		12,676	4,000
Consolidated liabilities, Long-term debt		132,012	72,096
Consolidated liabilities, All other liabilities		4,240	617
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Securitization of MUFG Group's Assets [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	10,852,539	6,798,561
Consolidated assets, Loans	[1]	10,827,488	6,775,344
Consolidated assets, All other assets	[1]	25,051	23,217
Total liabilities	[1]	10,816,672	6,768,108
Consolidated liabilities, Other short-term borrowings	[1]	5,000	29,637
Consolidated liabilities, Long-term debt	[1]	10,806,145	6,734,855
Consolidated liabilities, All other liabilities	[1]	5,527	3,616
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Securitization of MUFG Group's Assets [Member] | Housing Loan Trusts [Member]
Variable Interest Entity [Line Items]
Total assets		9,974,383	5,793,956
Total liabilities		9,974,383	5,793,956
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Trust Arrangements [Member]
Variable Interest Entity [Line Items]
Total assets		7,177,407	6,749,808
Consolidated assets, Interest-earning deposits in other banks		10,541	7,681
Consolidated assets, Trading account assets		702	593
Consolidated assets, Investment securities		152,277	149,205
Consolidated assets, Loans		7,011,255	6,578,701
Consolidated assets, All other assets		2,632	13,628
Total liabilities		7,171,852	6,743,464
Consolidated liabilities, Deposits		7,103,738	6,676,198
Consolidated liabilities, Other short-term borrowings		655
Consolidated liabilities, All other liabilities		67,459	67,266
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Others [Member]
Variable Interest Entity [Line Items]
Total assets		44,247	65,883
Consolidated assets, Cash and due from banks		361	350
Consolidated assets, Interest-earning deposits in other banks		14,236	30,853
Consolidated assets, Investment securities		42	52
Consolidated assets, Loans		12,963	16,905
Consolidated assets, All other assets		16,645	17,723
Total liabilities		43,030	65,031
Consolidated liabilities, Other short-term borrowings		24,747	45,450
Consolidated liabilities, Long-term debt		1,603	1,834
Consolidated liabilities, All other liabilities		16,680	17,747
Consolidated VIEs [Member] | Amounts Eliminated in Consolidation [Member]
Variable Interest Entity [Line Items]
Total assets		(7,223,156)	(6,789,161)
Consolidated assets, Cash and due from banks		(53,454)	(48,852)
Consolidated assets, Interest-earning deposits in other banks		(59,150)	(72,506)
Consolidated assets, Trading account assets		(3,804)	(16,914)
Consolidated assets, Investment securities		(88,758)	(69,086)
Consolidated assets, Loans		(6,996,317)	(6,562,970)
Consolidated assets, All other assets		(21,673)	(18,833)
Total liabilities		(15,347,991)	(10,843,144)
Consolidated liabilities, Other short-term borrowings		(3,028,987)	(3,034,973)
Consolidated liabilities, Long-term debt		(12,248,680)	(7,766,722)
Consolidated liabilities, All other liabilities		(70,324)	(41,449)
Consolidated VIEs [Member] | Amount of Liabilities with Recourse to General Credit of MUFG Group [Member]
Variable Interest Entity [Line Items]
Total liabilities		(9,745,330)	(9,687,133)
Consolidated liabilities, Deposits		(7,103,738)	(6,676,198)
Consolidated liabilities, Other short-term borrowings		(2,162,890)	(2,420,454)
Consolidated liabilities, Long-term debt		(540)	(2,394)
Consolidated liabilities, All other liabilities		¥ (478,162)	¥ (588,087)

[1]	Securitization of the MUFG Group's assets includes ¥5,793,956 million and ¥9,974,383 million of assets primarily consisting of loans and the same amounts of liabilities primarily consisting of long-term debt relating to eligible beneficiary interests in housing loan trusts as of March 31, 2017 and 2018, respectively. For more information, see analysis of each transaction category below.